General Information (Unaudited) (Details) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2016	Mar. 31, 2016 USD ($) $ / bbl	Mar. 31, 2015 USD ($)	Jun. 30, 2016	Dec. 31, 2015 $ / bbl
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Fair Value Inputs, Discount Rate		10.00%
Accumulated Costs Related to Unproved Properties Transferred to Full Cost Pool		$ 3,100
Impairment of oil and gas properties		$ (3,787)	$ (3,104)
Crude Oil [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Average Sales Prices | $ / bbl		46.26			50.28
Subsequent Event [Member] | Morenci [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Disposal Date				Feb. 15, 2016
Subsequent Event [Member] | Oil and Gas Royalty Interests [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Disposal Date	Apr. 21, 2016
Subsequent Event [Member] | Serbia [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Disposal Date				May 02, 2016